Condensed financial information of the parent company - Statement of OCI (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
Net results	€ 8,599	€ 5,592	€ 4,374
Items that may subsequently be reclassified to the statement of profit or loss:
Other comprehensive income	30	1,357	985
Total comprehensive income	8,628	6,948	5,360
Parent company
Condensed Statement of Income Captions [Line Items]
Net results	8,324	5,334	4,140
Items that will not be reclassified to the statement of profit or loss:
Equity-accounted investees - share of OCI	(397)	604	(149)
Items that may subsequently be reclassified to the statement of profit or loss:
Equity-accounted investees - share of OCI	246	706	926
Other comprehensive income	(151)	1,311	776
Total comprehensive income	€ 8,173	€ 6,645	€ 4,916